Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Applied Finance Valuation Large Cap ETF
Shareholder Report [Line Items]
Fund Name	Applied Finance Valuation Large Cap ETF
Class Name	Applied Finance Valuation Large Cap ETF
Trading Symbol	VSLU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Applied Finance Valuation Large Cap ETF for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at appliedfinancefunds.com/ETF/ETFData/VSLU or by contacting us at (833) 356-0909.
Additional Information Phone Number	(833) 356-0909
Additional Information Website	appliedfinancefunds.com/ETF/ETFData/VSLU
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Applied Finance Valuation Large Cap ETF	$54	0.49%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the period of January 1, 2025, to December 31, 2025, the Applied Finance Valuation Large Cap ETF (the “Fund”) returned 20.41%.

• In comparison, the Morningstar US Market Total Return Index returned 17.35% for the same period.

What key factors affected the Fund's performance?

• US stocks rose in 2025, led by the continued appreciation of megacap technology stocks, especially those impacted by the rapid increase AI investment over the course of the year. The performance of the US benchmark was strongest in Communication Services, Information Technology and Industrial sectors.

• The Fund outpaced the benchmark’s gains in 2025. The Fund benefited from stock selection, primarily in Information Technology, Communication Services, and Health Care, and further benefited by sector allocation, aided by overweighting Communication Services and Information Technology while underweighting Real Estate and Consumer Staples.

• The Fund’s emphasis on avoiding overvalued stocks that are poor stewards of shareholder capital contributed to benchmark outperformance on the year. Overvalued stocks, low profit/high growth stocks and firms with intrinsic value less than book value lagged the overall market, while firms reliant on external financing outperformed.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]

Annual Performance

	1 year	Average Annual Total Return Since Inception
Applied Finance Valuation Large Cap ETF	20.41%	13.53%
Morningstar US Market Total Return Index¹	17.35%	11.62%

¹ The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied. to the owners of the Fund or any member of the public regarding the advisability of investing in equities generally or in the Fund in particular or the ability of the Morningstar Indexes to track general equity market performance.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information visit appliedfinancefunds.com/ETF/ETFData/VSLU.
Net Assets	$ 386,761,862
Holdings Count | Holdings	592
Advisory Fees Paid, Amount	$ 1,342,781
Investment Company, Portfolio Turnover	23.56%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
Fund Net Assets	$386,761,862
Number of Holdings	592
Total Net Advisory Fee	$1,342,781
Portfolio Turnover Rate	23.56%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings
Apple, Inc.	9.44%
Nvidia Corp.	8.63%
Alphabet, Inc. Class A	8.55%
Microsoft Corp.	6.87%
Meta Platforms, Inc.	3.54%
Amazon.com, Inc.	3.47%
Visa, Inc. Class A	3.08%
Mastercard, Inc. Class A	3.06%
Broadcom, Inc.	2.88%
Johnson & Johnson	1.76%

Applied Finance IVS US SMID ETF
Shareholder Report [Line Items]
Fund Name	Applied Finance IVS US SMID ETF
Class Name	Applied Finance IVS US SMID ETF
Trading Symbol	IVSS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Applied Finance IVS US SMID ETF for the period of December 4, 2025 (inception) to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at appliedfinancefunds.com/ETF/ETFData/IVSS. You can also contact us at (833) 356‑0909.
Additional Information Phone Number	(833) 356‑0909
Additional Information Website	appliedfinancefunds.com/ETF/ETFData/IVSS
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Applied Finance IVS US SMID ETF	$5¹	0.59%²
¹	Costs are for the period of December 4, 2025 to December 31, 2025. Costs for a full annual period would be higher.
²	Annualized.

Expenses Paid, Amount	$ 5	[1]
Expense Ratio, Percent	0.59%	[2]
Expenses Short Period Footnote [Text Block]	Costs are for the period of December 4, 2025 to December 31, 2025. Costs for a full annual period would be higher.
Net Assets	$ 5,668,555
Holdings Count | Holdings	358
Advisory Fees Paid, Amount	$ 2,274
Investment Company, Portfolio Turnover	0.25%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
Fund Net Assets	$5,668,555
Number of Holdings	358
Total Net Advisory Fee	$2,274
Portfolio Turnover Rate	0.25%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings
Ryman Hospitality Properties, Inc.	2.19%
Nextpower, Inc.	2.14%
The Ensign Group, Inc	1.74%
InterDigital, Inc.	1.67%
Maximus, Inc.	1.62%
Option Care Health, Inc.	1.60%
Southwest Gas Corp.	1.44%
PJT Partners, Inc.	1.41%
Fabrinet	1.30%
Atmus Filtration Technologies, Inc.	1.24%

Applied Finance IVS International Large ETF
Shareholder Report [Line Items]
Fund Name	Applied Finance IVS International Large ETF
Class Name	Applied Finance IVS International Large ETF
Trading Symbol	IVSI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Applied Finance IVS International Large ETF for the period of December 11, 2025 (inception) to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at appliedfinancefunds.com/ETF/ETFData/IVSI. You can also contact us at (833) 356-0909.
Additional Information Phone Number	(833) 356-0909
Additional Information Website	appliedfinancefunds.com/ETF/ETFData/IVSI
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Applied Finance IVS International Large ETF	$4¹	0.65%²
¹	Costs are for the period of December 11, 2025 to December 31, 2025. Costs for a full annual period would be higher.
²	Annualized.

Expenses Paid, Amount	$ 4	[3]
Expense Ratio, Percent	0.65%	[4]
Expenses Short Period Footnote [Text Block]	Costs are for the period of December 11, 2025 to December 31, 2025. Costs for a full annual period would be higher.
Net Assets	$ 5,787,524
Holdings Count | Holdings	188
Advisory Fees Paid, Amount	$ 1,592
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
Fund Net Assets	$5,787,524
Number of Holdings	188
Total Net Advisory Fee	$1,592
Portfolio Turnover Rate	0.00%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings
ASML Holding NV	5.05%
Roche Holding AG	4.06%
AstraZeneca plc	3.30%
Novartis AG	2.73%
Deutsche Telekom AG	2.35%
LVMH Moet Hennessy Louis Vuitton	1.89%
L'Oreal SA	1.74%
Mitsubishi UFJ Financial Group	1.73%
Unilever plc	1.72%
Rio Tinto Ltd.	1.66%

[1]	Costs are for the period of December 4, 2025 to December 31, 2025. Costs for a full annual period would be higher.
[2]	Annualized.
[3]	Costs are for the period of December 11, 2025 to December 31, 2025. Costs for a full annual period would be higher.
[4]	Annualized.